Income tax expense (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Income Tax [Abstract]
Schedule of income tax expense

	2019	2018	2017
Current income tax	(48,425)	(39,100)	(88,768)
Deferred income tax	31,346	24,999	41,843
	(17,079)	(14,101)	(46,925)

Schedule of effective income tax rate differs from theoretical amount

	2019	2018	2017

Income before income tax	11,259	3,502	113,816
Tax benefit/ (expense) calculated for each company	4,978	11,008	(41,342)
Adjustments
Non-taxable income	30,387	20,455	12,682
Expenses related to non-taxable income	(20,732)	(16,960)	(24,762)
Non-deductible expenses	(6,811)	(9,803)	(8,799)
Effect of tax inflation adjustment (3)	(31,202)	—	—
Effect of inflation adjustment	3,332	(20,152)	—
Effect of asset revaluation for tax purposes (2)	70,544	—	—
Asset revaluation for tax purpose - Current tax (2)	(11,876)	—	—
Tax incentive	901	424	1,665
Income tax rate change (1)	(188)	171	12,533
Other (4)	(56,412)	756	1,098
Income tax expense	(17,079)	(14,101)	(46,925)

On December 29, 2017, the National Executive Office of Argentina issued Law 27.430 - Income Tax. This law has introduced several changes in the treatment of income tax whose key components are the following: Income Tax Rate: The Income Tax rate for Argentine companies will be gradually reduced from 35% to 30% for fiscal years starting from January 1, 2018 until December 31, 2019 and to 25% for fiscal years beginning on or after January 1, 2020, inclusive.